Income tax expense (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance as of January 1	¥ 18,170
Balance as of December 31	18,511	¥ 18,170
Valuation Allowance of Deferred Tax Assets [Member]
Balance as of January 1	18,170	17,471	¥ 2,044
Additions	2,319	1,014	16,707
Reversals	(1,978)	(315)	(1,280)
Balance as of December 31	¥ 18,511	¥ 18,170	¥ 17,471